Series A Preferred Stock Private Placement Offering	6 Months Ended
Jun. 30, 2026
Eos SENOLYTIXS Inc [Member]
Restructuring Cost and Reserve [Line Items]
Series A Preferred Stock Private Placement Offering

14.	CONVERTIBLE NOTES PAYABLE

Convertible notes payable consists of the following:

	June 30, 2026	December 31, 2025
Convertible note payable, principal	$2,500,000	$-
Less: unamortized debt discount	(125,480)	-
	$2,374,520	$-

The Company issued $2,500,000 of convertible promissory notes (the “Convertible Notes”) to RCM Eos Holdings, LLC, an affiliate of Eos, in two tranches: $1,000,000 on April 9, 2026 and $1,500,000 on May 5, 2026. The Convertible Notes were issued under a securities purchase agreement entered into, and later amended, in connection with the Merger (as amended, the “Amended and Restated Securities Purchase Agreement”), under which RCM Eos Holdings committed an aggregate investment of $18 million, subject to reduction for amounts funded and Series A Preferred Financing proceeds raised.

The Convertible Notes mature on October 9, 2027, bear simple interest at 8% per annum payable at maturity (15% upon an event of default), and may be prepaid in full at Eos’s election. Immediately prior to the closing of the Merger, outstanding principal and accrued interest automatically convert into shares of Eos Class A Common Stock, which will in turn be exchanged for shares of the Combined Company in the Merger. If the Merger is not consummated, Eos may elect to convert the Convertible Notes upon an IPO or a Next Equity Financing, or at maturity.

The Amended and Restated Securities Purchase Agreement also provides for the issuance of Eos Class A Common Stock with an aggregate value of $1,000,000 as an origination fee (the “Equity Incentive Shares”). Of the fee, $138,889 was recorded as a debt discount, $138,889 as a deferred asset related to the Additional Bridge Notes commitment, and $722,222 was expensed at issuance because it related to the mandatory funding provision. The equity incentive shares are measured at fair value with changes recognized in earnings. The shares had not been distributed as of June 30, 2026. The related $1,000,000 obligation is a liability measured at fair value and will be reclassified to stockholders’ equity (deficit) upon distribution.

Under the Amended and Restated Securities Purchase Agreement, Eos may require the purchasers to fund Additional Bridge Notes if Series A Preferred Financing proceeds have not reached $2,500,000 within three months following the initial closing, and upon Merger approval the purchasers must fund the remainder of the $18 million commitment through purchases of Eos Class A Common Stock. The Company’s obligation under the mandatory funding provision is measured at fair value and was insignificant at June 30, 2026.

During the six months ended June 30, 2026, the Company recognized interest expense of $49,793 on the Convertible Notes, consisting of $36,384 of stated interest and $13,409 of debt discount amortization.

15.	SERIES A PREFERRED STOCK PRIVATE PLACEMENT OFFERING

Convertible preferred stock consisted of the following as of June 30, 2026:

	Shares Authorized	Shares Issued and Outstanding	Issue Price per Share	Carrying Value	Aggregate Liquidation Preference
Series A Preferred Stock	1,900,000	8,823	$17.00	$—	$149,991

In April 2026, the Company commenced a private placement of shares of its Series A Preferred Stock at a purchase price of $17.00 per share, for an aggregate investment of up to $25,000,000 (the “Offering”). Under the terms of the Offering, each investor was required to fund 20% of its capital commitment at an initial closing and the remaining 80% at a second closing upon notice from the Company. At each closing, investors also received warrants to purchase one share of Class A common stock for each share of Series A Preferred Stock purchased (the “Warrants”). The Warrants had an exercise price of $17.00 per share and an expiration date ten years from the date of issuance. In connection with the Offering, on April 24, 2026, the Company amended and restated its certificate of incorporation to increase its authorized shares to 13,000,000, of which 1,900,000 shares of preferred stock are designated as Series A Preferred Stock.

In April 2026, the Company accepted two subscriptions with aggregate capital commitments of $750,000 and completed the related initial closings, receiving gross proceeds of $150,000 and issuing 8,823 shares of Series A Preferred Stock and Warrants exercisable into 8,823 shares of Class A common stock.

Under the subscription agreements, the investors are obligated to fund the remaining $600,000 of their aggregate capital commitments at the second closings, at which time the Company is obligated to issue an aggregate of 35,293 additional shares of Series A Preferred Stock and Warrants exercisable into an equal number of shares of Class A common stock. These reciprocal obligations represent freestanding forward contracts that are recognized at fair value, with changes in fair value recognized in earnings. The forward contracts are presented as assets or liabilities depending on their fair value at each measurement date and were in a liability position at issuance and at June 30, 2026, presented as a preferred stock forward liability.

The proceeds from the initial closings were allocated first to the Warrants and the second closing forward contracts at their fair values, which were recorded as a preferred stock warrant liability of $136,000 and a preferred stock forward liability of $570,000. Because the aggregate fair value of these liabilities exceeded the gross proceeds of $150,000, no proceeds were allocated to the Series A Preferred Stock and the Company recognized a loss on issuance of $556,000 in the statements of operations. The Company incurred issuance costs of $80,464, which were expensed as incurred because no proceeds were allocated to the Series A Preferred Stock and the Warrants and the forward contracts are carried at fair value. Refer to Note 2 for discussion of the classification of the Series A Preferred Stock, the Warrants and the forward contracts, and Note 16 for the significant inputs used to determine the fair value of the Warrants and the forward contracts and the changes in the related liabilities.

On June 29, 2026, the Company received $100,000 from an investor pursuant to the Offering. The transaction had not closed as of June 30, 2026, because certain closing conditions remained outstanding, and the proceeds were recorded as a subscription liability. Upon closing, the Company will issue 5,882 shares of Series A Preferred Stock and the related Warrants.

The rights, preferences and privileges of the Series A Preferred Stock are as follows:

Dividends

The holders of Series A Preferred Stock are entitled to non-cumulative dividends, payable only if and when declared by the Board of Directors. To date, no dividends have been declared or paid.

Liquidation Preference

In the event of any liquidation, dissolution or winding up of the Company, the holders of Series A Preferred Stock are entitled to receive, prior and in preference to any distribution to holders of common stock, an amount per share equal to the original purchase price plus any declared but unpaid dividends. After payment of the liquidation preference, the remaining assets are distributed to the holders of common stock.

Voting

The holders of Series A Preferred Stock vote together with the holders of Class A common stock as a single class on an as-converted basis, with each share of Series A Preferred Stock entitled to one vote for each share of Class A common stock into which it is convertible.

Redemption

The Series A Preferred Stock is not redeemable at the option of the holder and is not subject to mandatory redemption.

Conversion

Each share of Series A Preferred Stock automatically converts into common stock of the combined company upon consummation of the Merger, or into Class A common stock of the Company in connection with certain other liquidity events, at a conversion ratio of one share of Class A common stock for each share of Series A Preferred Stock.